Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 183,281,250.00
Previously Paid Amount	8,700.00
Total Fee Amount	15,945.47
Total Offset Amount	0.00
Net Fee	$ 7,245.47
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A